Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	BANKING — 10.4%
7,353	First Interstate BancSystem, Inc. - Class A	$283,091
16,235	Horizon Bancorp, Inc.	274,696
2,212	JPMorgan Chase & Co.	292,780
		850,567
	CHEMICALS — 4.0%
27,904	Element Solutions, Inc. *	326,477
	COMMERCIAL SERVICES — 3.0%
2,894	Brink's Co.	243,646
	DESIGN, MANUFACTURING & DISTRIBUTION — 2.8%
6,201	Avnet, Inc.	226,274
	DISTRIBUTORS - CONSUMER STAPLES — 3.8%
13,412	Core-Mark Holding Co., Inc.	314,377
	ELECTRICAL EQUIPMENT — 3.5%
3,123	TE Connectivity Ltd.	287,878
	GAMING, LODGING & RESTAURANTS — 3.6%
3,469	Starbucks Corp.	294,275
	HEALTH CARE FACILITIES & SERVICES — 3.8%
574	Anthem, Inc.	152,271
594	UnitedHealth Group, Inc.	161,835
		314,106
	HOME & OFFICE PRODUCTS — 7.3%
5,039	Fortune Brands Home & Security, Inc.	346,230
1,559	Snap-on, Inc.	248,863
		595,093
	INSURANCE — 4.3%
1,555	Berkshire Hathaway, Inc. - Class B *	348,989
	MACHINERY — 1.6%
3,995	Rexnord Corp. *	130,437
	MANUFACTURED GOODS — 3.9%
11,262	TriMas Corp. *	323,557
	MEDIA — 9.9%
267	Alphabet, Inc. - Class A *	382,552
7,181	Fox Corp.	260,886
1,207	Walt Disney Co.	166,940
		810,378
	MEDICAL EQUIPMENT & DEVICES — 3.8%
2,715	Medtronic PLC	313,420

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL, GAS & COAL — 3.8%
2,923	Chevron Corp.	$313,170
	PASSENGER TRANSPORTATION — 3.5%
5,208	Delta Air Lines, Inc.	290,294
	REAL ESTATE — 3.6%
2,458	Howard Hughes Corp. *	299,089
	RETAIL - DISCRETIONARY — 4.1%
5,640	TJX Cos., Inc.	332,986
	SOFTWARE — 2.9%
1,383	Microsoft Corp.	235,428
	SPECIALTY FINANCE — 7.2%
2,458	American Express Co.	319,221
3,611	Discover Financial Services	271,294
		590,515
	TECHNOLOGY SERVICES — 1.9%
1,222	CDW Corp.	159,410
	TRANSPORTATION & LOGISTICS — 3.9%
1,792	Union Pacific Corp.	321,521
	TRANSPORTATION EQUIPMENT — 2.0%
3,616	Allison Transmission Holdings, Inc.	159,827
	Total Common Stocks
	(Cost $5,878,037)	8,081,714

Principal Amount
	SHORT-TERM INVESTMENTS — 3.4%
$279,663	UMB Money Market Fiduciary, 0.25% [1]	279,663
	Total Short-Term Investments
	(Cost $279,663)	279,663

	TOTAL INVESTMENTS — 102.0%
	(Cost $6,157,700)	8,361,377
	Liabilities in Excess of Other Assets — (2.0)%	(161,923)
	TOTAL NET ASSETS — 100.0%	$8,199,454

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 4.9%
	ENERGY — 0.3%
340	Chevron Corp.	$36,428
	FINANCIALS — 4.2%
2,410	Ares Capital Corp.	45,356
1,190	Blackstone Group, Inc. - Class A	72,673
2,560	First Hawaiian, Inc.	74,393
980	First Interstate BancSystem, Inc. - Class A	37,730
2,290	Golub Capital BDC, Inc.	42,159
530	JPMorgan Chase & Co.	70,151
1,260	PotlatchDeltic Corp. - REIT	54,180
1,090	Wells Fargo & Co.	51,165
		447,807
	HEALTH CARE — 0.4%
300	Johnson & Johnson	44,661
	Total Common Stocks
	(Cost $448,364)	528,896

Principal Amount
	CORPORATE BONDS — 43.8%
	COMMUNICATIONS — 1.9%
$200,000	TWDC Enterprises 18 Corp. 2.450%, 3/4/2022	203,676
	CONSUMER DISCRETIONARY — 2.3%
125,000	Delta Air Lines, Inc. 4.375%, 4/19/2028[1]	132,736
100,000	Starbucks Corp. 3.500%, 3/1/2028[1]	109,717
		242,453
	CONSUMER STAPLES — 1.5%
150,000	Kroger Co. 3.700%, 8/1/2027[1]	163,299
	FINANCIALS — 25.5%
175,000	Apollo Investment Corp. 5.250%, 3/3/2025	183,227
100,000	Ares Capital Corp. 3.250%, 7/15/2025	100,944
150,000	Bank of America Corp. 6.500%[1,2,3]	169,500
240,000	Charles Schwab Corp. 7.000%[1,2,3]	262,051
150,000	Citigroup, Inc. 6.250%[1,2,3]	171,207

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Goldman Sachs Group, Inc.
$125,000	5.300%[1,2,3]	$135,938
47,000	5.784% (3-Month USD Libor+388 basis points)[1,2,4]	47,059
300,000	JPMorgan Chase & Co. 6.750%[1,2,3]	338,208
325,000	M&T Bank Corp. 6.450%[1,2,3]	360,994
	MetLife, Inc.
100,000	5.250%[1,2,3]	100,755
100,000	6.400%, 12/15/2066[1]	125,757
250,000	Northern Trust Corp. 4.600%[1,2,3]	263,333
	Wells Fargo & Co.
53,000	5.664% (3-Month USD Libor+377 basis points)[1,2,4]	53,334
200,000	5.875%[1,2,3]	225,922
145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	181,949
		2,720,178
	HEALTH CARE — 0.9%
90,000	Thermo Fisher Scientific, Inc. 4.150%, 2/1/2024[1]	97,582
	INDUSTRIALS — 3.9%
75,000	Amphenol Corp. 2.200%, 4/1/2020	75,034
100,000	Caterpillar, Inc. 3.900%, 5/27/2021	102,968
100,000	Enerpac Tool Group Corp. 5.625%, 6/15/2022[1]	100,625
125,000	Hexcel Corp. 4.700%, 8/15/2025[1]	137,375
		416,002
	TECHNOLOGY — 4.3%
100,000	Apple, Inc. 3.000%, 2/9/2024[1]	104,852
175,000	Avnet, Inc. 4.625%, 4/15/2026[1]	192,118
150,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2025[1]	155,812
		452,782
	UTILITIES — 3.5%
150,000	Dominion Energy, Inc. 5.750%, 10/1/2054[1,3]	163,281

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$200,000	Southern Co. 5.500%, 3/15/2057[1,3]	$209,439
		372,720
	Total Corporate Bonds
	(Cost $4,415,919)	4,668,692

Number of Shares
	EXCHANGE-TRADED FUNDS — 4.8%
2,800	Vanguard Intermediate-Term Corporate Bond ETF	261,352
3,080	Vanguard Short-Term Corporate Bond ETF	251,852
	Total Exchange-Traded Funds
	(Cost $492,401)	513,204
	PREFERRED STOCKS — 15.6%
	CONSUMER DISCRETIONARY — 0.7%
3,000	eBay, Inc. 6.000%, 2/1/2056[1]	79,500
	CONSUMER STAPLES — 0.8%
	CHS, Inc.
1,000	7.100%[1,2,3]	28,100
2,000	7.500%[1,2]	56,440
		84,540
	FINANCIALS — 13.6%
2,000	Affiliated Managers Group, Inc. 5.875%, 3/30/2059[1]	54,780
1,500	Allstate Corp. 5.625%[1,2]	41,280
1,000	American Financial Group, Inc. 5.875%, 3/30/2059[1]	27,730
3,000	American International Group, Inc. 5.850%[1,2]	82,290
	Bank of America Corp.
1,000	6.000%[1,2]	27,750
4,000	6.200%[1,2]	104,680
2,000	Capital One Financial Corp. 6.000%[1,2]	53,600
2,000	Charles Schwab Corp. 6.000%[1,2]	53,120
	Citigroup, Inc.
2,000	6.300%[1,2]	52,020
1,500	6.875%[1,2,3]	43,590
1,000	Enstar Group Ltd. 7.000%[1,2]	27,770

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
2,000	Fifth Third Bancorp 6.625%[1,2,3]	$58,480
2,000	Goldman Sachs Group, Inc. 6.300%[1,2]	53,120
2,000	Hartford Financial Services Group, Inc. 7.875%, 4/15/2042[1,3]	56,840
1,500	JPMorgan Chase & Co. 6.000%[1,2]	41,745
	KeyCorp
1,500	5.625%[1,2]	40,740
2,000	6.125%[1,2,3]	60,220
1,500	Morgan Stanley 7.125%[1,2,3]	44,175
4,000	Newtek Business Services Corp. 6.250%, 3/1/2023[1]	102,840
	Oaktree Capital Group LLC
2,000	6.550%[1,2]	55,520
2,000	6.625%[1,2]	54,620
2,000	PNC Financial Services Group, Inc. 6.125%[1,2,3]	54,960
2,000	Public Storage 5.600%[1,2]	56,040
1,000	U.S. Bancorp 6.500%[1,2,3]	27,520
	Wells Fargo & Co.
2,000	5.500%[1,2]	52,000
2,000	6.000%[1,2]	52,040
2,300	Zions Bancorp N.A. 6.950%, 9/15/2028[1,3]	68,563
		1,448,033
	UTILITIES — 0.5%
2,000	Southern Co. 6.250%, 10/15/2075[1]	51,700
	Total Preferred Stocks
	(Cost $1,620,909)	1,663,773

Principal Amount
	U.S. TREASURY SECURITIES — 26.0%
	United States Treasury Note
$200,000	1.500%, 5/31/2020	199,906
100,000	2.125%, 6/30/2021	100,957
150,000	1.375%, 9/30/2023	150,369
250,000	2.125%, 9/30/2024	258,945

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Principal Amount		Value
	U.S. TREASURY SECURITIES (Continued)
200,000	1.625%, 5/15/2026	$202,625
650,000	2.250%, 8/15/2027	687,274
100,000	2.875%, 5/15/2028	110,891
200,000	2.625%, 2/15/2029	218,961
375,000	5.375%, 2/15/2031	520,664
225,000	United States Treasury Bond 4.375%, 5/15/2041	321,943
	Total U.S. Treasury Securities
	(Cost $2,584,335)	2,772,535
	SHORT-TERM INVESTMENTS — 2.6%
181,397	UMB Money Market Fiduciary, 0.25%[5]	181,397
100,000	United States Treasury Bill, 0.00%, 6/18/2020	99,433
	Total Short-Term Investments
	(Cost $280,830)	280,830

	TOTAL INVESTMENTS — 97.7%
	(Cost $9,842,758)	10,427,930
	Other Assets in Excess of Liabilities — 2.3%	240,831
	TOTAL NET ASSETS — 100.0%	$10,668,761

REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Perpetual security. Maturity date is not applicable.
[3]	Variable rate security.
[4]	Floating rate security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2020 (Unaudited)

Note 1 – Organization

Advisory Research All Cap Value Fund (the “All Cap Value Fund”), and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Advisory Research Funds are diversified funds. The All Cap Value Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

January 31, 2020 (Unaudited)

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At January 31, 2020, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Strategic Income Fund
Cost of investments	$6,191,849	$9,847,572

Gross unrealized appreciation	$2,270,482	$602,552
Gross unrealized depreciation	(100,954)	(22,194)
Net unrealized appreciation (depreciation) on investments	$2,169,528	$580,358

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

January 31, 2020 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2020, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$8,081,714	$-	$-	$8,081,714
Short-Term Investments	279,663	-	-	279,663
Total Investments	$8,361,377	$-	$-	$8,361,377

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$528,896	$-	$-	$528,896
Corporate Bonds[1]	-	4,668,692	-	4,668,692
Exchange-Traded Funds	513,204	-	-	513,204
Preferred Stocks[1]	1,663,773	-	-	1,663,773
U.S. Treasury Securities	-	2,772,535	-	2,772,535
Short-Term Investments	181,397	99,433	-	280,830
Total Investments	$2,887,270	$7,540,660	$-	$10,427,930

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.